Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals

Other payables and accruals consist of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Deposits from customers	14,593	12,561
Accrued operating expenses	8,792	9,537
Payables for surtaxes	6,894	8,164
Interest payable	2,804	5,018
Payable to the former owners in Norway Acquisition (1)	2,162	2,657
Payables for staff-related costs	2,713	1,932
Restoration provision	2,092	1,361
Warranty provisions	611	-
Others	959	1,037
Total	41,620	42,267

Current	39,219	40,617
Non-current	2,401	1,650
Total	41,620	42,267

(1)	Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition, thus not considered relevant to the business combination described in Note 6, and listed in other payable.